The Nature of Expenses - Amortization of intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [line items]
Amortization of intangible assets	$ 1,378	$ 1,738	$ 1,723
Cost of Revenues
Statement [line items]
Amortization of intangible assets	93	78	57
Operating Expenses
Statement [line items]
Amortization of intangible assets	$ 1,285	$ 1,660	$ 1,666